Accounts Receivable, Net - Schedule of Provision for Doubtful Accounts (Details) - Accounts Receivable [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Doubtful Accounts [Line Items]
Balance, beginning	$ 2,886,223	$ 2,285,386
Provision	934,252	690,236
Recovery	(50,118)	(33,906)
Exchange rate difference	(89,554)	(55,493)
Balance, ending	$ 3,680,803	$ 2,886,223